Revenue - Summary of Disaggregated Revenues by Course Plans (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenues	¥ 159,239,362	$ 24,404,501	¥ 152,120,636	¥ 142,523,585
Tuition fees [Member]
Disaggregation of Revenue [Line Items]
Revenues	125,439,005		109,757,237	100,371,598
Meals [Member]
Disaggregation of Revenue [Line Items]
Revenues	19,172,979		24,694,193	24,554,520
Accommodation [Member]
Disaggregation of Revenue [Line Items]
Revenues	8,342,798		9,184,065	8,141,000
Others [Member]
Disaggregation of Revenue [Line Items]
Revenues	4,616,008		6,111,808	7,768,276
Rental revenue from related parties [Member]
Disaggregation of Revenue [Line Items]
Revenues	¥ 1,668,572	$ 255,721	¥ 2,373,333	¥ 1,688,191